UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ X ]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015
NEWTEK SMALL BUSINESS FINANCE, LLC
(Exact name of securitizer as specified in its charter)

Date of Report (date of Earliest Event Reported): February 2, 2016

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001541636

Michael Schwartz, Assistant Secretary, (212) 273-8170
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to
Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to
Rule 15Ga-1(c)(2)(ii) [ X ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(a)(ii), Newtek Small Business Finance, LLC has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWTEK SMALL BUSINESS FINANCE, LLC

Date: February 2, 2016	By:	/S/ BARRY SLOANE
Barry Sloane
Chief Executive Officer and Secretary